COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies.
COMMITMENTS AND CONTINGENCIES

7. COMMITMENTS AND CONTINGENCIES

The Company leases its office facilities under operating leases. Rent expense in continuing operations for each of the years ended December 31, 2015, 2014 and 2013, was $28. There are no future commitments under non-cancelable leases at December 31, 2015.

The Company’s subsidiary, AZUR Environmental Limited, is the lessee for a real property lease located in the United Kingdom. In 2001, the landlord of the property gave AZUR Environmental Limited its consent to allow AZUR to assign the lease and its related obligations to a third party. As inducement to the landlord to grant the assignment, AZUR was required to guarantee performance under the original lease terms if the third party fails to perform. The Company believes that based on its assessment of the current financial strength of the third party, no liability is required to be recorded with regard to the guarantee or lease obligation. The lease term expires in November 2016 and provides for annual principal rent payments of approximately $150 per year in the aggregate.

The Company is subject to various claims arising in the ordinary course of business. Although the ultimate outcome of these matters is presently not determinable, management does not believe that the outcome of these matters will have a material adverse effect on the Company’s financial position or results of operations.